Investments - Acquisition of Logitel Offshore Holding AS - Summary of Preliminary and Finalized Fair Values of Assets Acquired and Liabilities Assumed (Detail) (Teekay Offshore [Member], USD $)
In Thousands, unless otherwise specified
	0 Months Ended
	May 02, 2013	Aug. 11, 2014
LIABILITIES
Long-term debt	$ 230,000
Cash consideration	253,000
Logitel Offshore Holdings [Member]
ASSETS
Cash and cash equivalents		8,089
Prepaid expenses		640
Advances on newbuilding contracts		46,809
Total assets acquired		55,538
LIABILITIES
Accrued liabilities		4,098
Long-term debt		26,270
Total liabilities assumed		30,368
Net assets acquired		25,170
Cash consideration		4,000
Contingent consideration		$ 21,170